Right-of-use assets and operating lease liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Right-of-use Assets And Operating Lease Liabilities
Schedule of non-cancellable lease contracts

As of June 30, 2025, the Company had the following non-cancellable lease contracts:

Description of lease	Term	Imputed interest rate

Director’s quarters, Kowloon, Hong Kong	24 months from May 1, 2025 to April 30, 2026	5.6%
Office, Kowloon, Hong Kong	24 months from January 1, 2025 to December 31, 2026	5.6%
Production plant and administration facility, Shenzhen, PRC	3 years from July 16, 2024 to July 15, 2027	3.45%

As of December 31, 2024, the Company had the following non-cancellable lease contracts:

Description of lease	Term	Imputed interest rate

Director’s quarters, Kowloon, Hong Kong	24 months from May 1, 2023 to April 30, 2025	5.6%
Office, Kowloon, Hong Kong	24 months from January 1, 2025 to December 31, 2026	5.6%
Production plant and administration facility, Shenzhen, PRC	3 years from July 16, 2024 to July 15, 2027	3.45%

Schedule of condensed balance sheet

The following amounts were recognized in the consolidated balance sheets:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$’000	HK$’000	US$’000
Right-of-use assets	15,295	14,600	1,860

Operating lease liabilities
Current	5,822	7,029	895
Non-current	9,482	7,587	967
	15,304	14,616	1,862

The following amounts were recognized in the consolidated balance sheets:

	December 31, 2023	December 31, 2024	December 31, 2024
	HK$’000	HK$’000	US$’000
Right-of-use assets	3,801	15,295	1,969

Operating lease liabilities
Current	4,060	5,822	750
Non-current	198	9,482	1,221
	4,258	15,304	1,971

Schedule of condensed consolidated statement of income and cash flow

A summary of lease costs recognized in the Company’s consolidated statements of income and supplemental cash flow information relating to the operating leases is as follows:

	For the six months ended June 30,
	2024	2025	2025
	HK$’000	HK$’000	US$’000
Amortization charge of right-of use assets	6,824	3,664	467
Right-of-use assets obtained in exchange for operating lease liabilities	-	2,274	289
Interest on lease liabilities	60	274	35
Cash paid for operating leases	6,935	3,715	473

A summary of lease costs recognized in the Company’s consolidated statements of income and supplemental cash flow information relating to the operating leases is as follows:

	For the year ended December 31
	2023	2024	2024
	HK$’000	HK$’000	US$’000
Amortization charge of right-of use assets	5,410	6,824	879
Right-of-use assets obtained in exchange for operating lease liabilities	-	17,604	2,260
Interest on lease liabilities	313	368	47
Cash paid for operating leases	6,301	6,935	893

Schedule of future undiscounted lease payments

Future undiscounted lease payments as of June 30, 2025 are as follows:

Year ending December 31,	HK$’000	US$’000
2025	3,715	473
2026	7,630	972
2027	3,802	484

Future minimum operating lease payments	15,147	1,929
Less: Imputed interest	(531)	(67)

Total operating lease liabilities	14,616	1,862

Future undiscounted lease payments as of December 31, 2024 are as follows:

Year ending December 31	HK$’000	US$’000
2025	6,240	803
2026	6,234	803
2027	3,492	450

Future minimum operating lease payments	15,966	2,056
Less: Imputed interest	(662)	(85)

Total operating lease liabilities	15,304	1,971